American Beacon Emerging Markets Fund
AMR Class
Institutional Class
Investor Class
Y Class

Supplement dated December 30, 2010 to the
Statement of Additional Information dated March 1, 2010
as Amended May 4, 2010

The information below supplements the Statement of Additional Information dated March 1, 2010, as amended May 4, 2010, and is in addition to any other supplement(s):

In the “Investment Advisory Agreements” section, the following is added to the table in alphabetical order:

Sub-Advisor	Controlling Person/Entity	Basis of Control	Nature of Controlling Person/Entity’s Business
Brandes Investment Partners, L.P.	Brandes Worldwide Holdings, L.P.	Majority Owner	Financial Services

The following is added to the table in this section in alphabetical order:

Sub-Advisor	Investment Advisory Fees for 2007	Investment Advisory Fees for 2008	Investment Advisory Fees for 2009
Brandes Investment Partners, L.P. (15)	N/A	N/A	N/A

(15)	As of December 30, 2010, Brandes Investment Partners, L.P. became a sub-advisor to the Emerging Markets Fund.

In the “Investment Advisory Agreements” section after the table, the following is inserted before the next to last paragraph:

Effective December 30, 2010, Brandes Investment Partners, L.P. became sub-advisor to the Emerging Markets Fund.  The Manager has agreed to pay an annualized advisory fee of 0.75% to Brandes Investment Partners, L.P. on all assets under management.

In the “Portfolio Managers” section the following is added to the first paragraph:

The number of accounts and assets shown for Brandes Investment Partners, L.P. is shown as of September 30, 2010.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brandes Investment Partners, L.P.
Alphonse Chan	None	4($425 mil)	247($836 mil)	N/A	N/A	N/A
Douglas Edman	None	4($425 mil)	247($836 mil)	N/A	N/A	N/A
Christopher Garrett	None	4($425 mil)	247($836 mil)	N/A	N/A	N/A
Louis Lau	None	4($425 mil)	247($836 mil)	N/A	N/A	N/A
Steven Leonard	None	4($425 mil)	247($836 mil)	N/A	N/A	N/A
Greg Rippel	None	4($425 mil)	247($836 mil)	N/A	N/A	N/A
Gerardo Zamorano	None	4($425 mil)	247($836 mil)	N/A	N/A	N/A

In the Portfolio Manager section- Conflicts of Interest, the following is added in alphabetical order:

Brandes Investment Partners, L.P. (“Brandes”)  The Portfolio Managers manage accounts other than the Funds. This side-by-side management may present potential conflicts between a Portfolio Manager’s management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other hand.  In order to address these potential conflicts, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts.  Additionally, Brandes’ internal controls are tested on a routine schedule as part of the firm's Compliance Monitoring Program.

In the Portfolio Manager section- Compensation, the following is added in alphabetical order:

Brandes- The firm’s compensation structure for portfolio managers/analysts is four-fold:
•	Competitive base salaries
•	Participation in an annual bonus plan
•	Participation in profit sharing plan
•	Eligibility for participation in the firm’s equity through partnership or phantom equity

Compensation is fixed.  Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria.  The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals.   Compensation is not based on the performance of a fund or other accounts.

In the Portfolio Manager section- Ownership of Funds, the following is added:

Name of Investment Advisor and Portfolio Manager	Emerging Markets Fund
Brandes Investment Partners, L.P.
Alphonse Chan	None
Douglas Edman	None
Christopher Garrett	None
Louis Lau	None
Steven Leonard	None
Greg Rippel	None
Gerardo Zamorano	None

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